Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

12. Income Taxes

The following table is a summary of the components of the provision (benefit) for income taxes.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$37,254	$33,360	$15,696
State	4,489	4,982	2,723

Total current	41,743	38,342	18,419

Deferred:
Federal	(6,384)	10,230	6,895
State	(1,424)	1,636	1,300

Total deferred	(7,808)	11,866	8,195

Provision for income taxes	$33,935	$50,208	$26,614

The reconciliation between the statutory federal income tax rate and effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
State income taxes, net of federal benefit	1.8	2.8	2.9
Effect of tax-exempt interest income	(5.0)	(3.8)	(7.2)
Effect of BOLI and other tax-exempt income	(0.8)	(0.5)	(0.8)
Other, net	(0.4)	(0.4)	(0.5)

Effective income tax rate	30.6%	33.1%	29.4%

Income tax benefits from the exercise of stock options in the amount of $1.5 million, $0.9 million and $0.5 million in 2012, 2011 and 2010, respectively, were recorded as an increase to additional paid-in capital.

At December 31, 2012 and 2011, respectively, current income taxes payable of $2.8 million and $15.4 million were included in other liabilities.

The types of temporary differences between the tax basis of assets and liabilities and their financial reporting amounts that give rise to deferred income tax assets and liabilities and their approximate tax effects are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan and lease losses	$14,939	$15,148
Stock-based compensation	1,831	1,435
Deferred compensation	1,767	1,429
Foreclosed assets	3,080	5,644

Gross deferred tax assets	21,617	23,656

Deferred tax liabilities:
Accelerated depreciation on premises and equipment	13,940	9,562
Investment securities AFS	6,959	6,020
Deferred gains on FDIC-assisted acquisitions	8,810	22,991
Other, net	799	950

Gross deferred tax liabilities	30,508	39,523

Net deferred tax assets (liabilities)	$(8,891)	$(15,867)